Lease (Details) - Schedule of components of lease expenses - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of components of lease expenses [Abstract]
Operating lease expenses for variable payments	¥ 193	¥ 233	¥ 453	¥ 1,151	¥ 34
Operating lease expenses for fixed payments	119,729	210,398	337,608	506,026	381,306
Short-term lease expenses	1,444	3,282	10,265	7,277	17,492
Total	121,366	213,903	348,326	514,454	398,832
Operating cash flows for operating leases	¥ 82,808	¥ 145,309	¥ 207,803	¥ 440,170	¥ 254,084